Combined Statements of Changes in Equity - USD ($)	Total	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	AEA-Bridges Impact Corp	AEA-Bridges Impact Corp Common Stock	AEA-Bridges Impact Corp Additional Paid-in Capital	AEA-Bridges Impact Corp Accumulated Deficit	AEA-Bridges Impact Corp Common Class A [Member]	AEA-Bridges Impact Corp Common Class A [Member] Common Stock	AEA-Bridges Impact Corp Common Class B [Member]	AEA-Bridges Impact Corp Common Class B [Member] Common Stock
Beginning Balance at Dec. 31, 2018	$ (4,735,000)	$ (4,735,000)	$ 0
Net income (loss)	(56,517,000)	(56,517,000)	0
Other comprehensive loss	(6,000)	0	(6,000)
Net contribution from Parent	83,055,000	83,055,000	0
Ending Balance at Dec. 31, 2019	21,797,000	21,803,000	(6,000)
Net income (loss)	(77,572,000)	(77,572,000)	0
Other comprehensive loss	236,000	0	236,000
Net contribution from Parent	57,562,000	57,562,000	0
Ending Balance at Dec. 31, 2020	2,023,000	1,793,000	230,000	$ (57,888,751)		$ 0	$ (57,889,751)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2020									0		10,000,000
Beginning Balance at Jul. 28, 2020				0		0	0		$ 0		$ 0
Beginning Balance (in shares) at Jul. 28, 2020									0		0
Accretion for Class A ordinary shares to redemption amount				(38,692,642)		(864,000)	(37,828,642)
Issuance of Class B ordinary shares to Sponsor (in shares)											11,500,000
Issuance of Class B ordinary shares to Sponsor				25,000		23,850					$ 1,150
Proceeds received in excess of fair value of Private Placement Warrants				840,000		840,000
Forfeiture of Founder Shares (in shares)											(1,500,000)
Forfeiture of Founder Shares						150					$ (150)
Net income (loss)				(20,061,109)			(20,061,109)	$ (13,879,256)		$ (6,181,853)
Ending Balance at Dec. 31, 2020	2,023,000	1,793,000	230,000	(57,888,751)		0	(57,889,751)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2020									0		10,000,000
Net income (loss)				19,314,054			19,314,054
Ending Balance at Mar. 31, 2021				(38,574,697)		0	(38,575,697)		$ 0		$ 1,000
Ending Balance (in shares) at Mar. 31, 2021									0		10,000,000
Beginning Balance at Dec. 31, 2020	2,023,000	1,793,000	230,000	(57,888,751)		0	(57,889,751)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2020									0		10,000,000
Net income (loss)	(48,506,000)	(48,506,000)	0	22,520,926					$ 18,016,741		$ 4,504,185
Other comprehensive loss	(68,000)	0	(68,000)
Net contribution from Parent	61,915,000	61,915,000	0
Ending Balance at Sep. 26, 2021	15,364,000	15,202,000	162,000	(35,367,825)		0	(35,368,825)		$ 0		$ 1,000
Ending Balance (in shares) at Sep. 26, 2021									0		10,000,000
Beginning Balance at Dec. 31, 2020	2,023,000	1,793,000	230,000	(57,888,751)		0	(57,889,751)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2020									0		10,000,000
Net income (loss)	(68,292,000)	(68,292,000)	0	4,822,073			4,822,073	$ 3,857,658		$ 964,415
Other comprehensive loss	(85,000)	0	(85,000)
Net contribution from Parent	86,279,000	86,279,000	0
Ending Balance at Dec. 31, 2021	19,925,000	19,780,000	145,000	(53,066,678)	$ 0	0	(53,067,678)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2021					0				0		10,000,000
Beginning Balance at Mar. 31, 2021				(38,574,697)		0	(38,575,697)		$ 0		$ 1,000
Beginning Balance (in shares) at Mar. 31, 2021									0		10,000,000
Net income (loss)				(2,244,949)			(2,244,949)
Ending Balance at Jun. 30, 2021				(40,819,646)		0	(40,820,646)		$ 0		$ 1,000
Ending Balance (in shares) at Jun. 30, 2021									0		10,000,000
Beginning Balance at Jun. 26, 2021	13,909,000	13,707,000	202,000
Net income (loss)	(17,202,000)	(17,202,000)	0
Other comprehensive loss	(40,000)	0	(40,000)
Net contribution from Parent	18,697,000	18,697,000	0
Ending Balance at Sep. 26, 2021	15,364,000	15,202,000	162,000	(35,367,825)		0	(35,368,825)		$ 0		$ 1,000
Ending Balance (in shares) at Sep. 26, 2021									0		10,000,000
Beginning Balance at Jun. 30, 2021				(40,819,646)		0	(40,820,646)		$ 0		$ 1,000
Beginning Balance (in shares) at Jun. 30, 2021									0		10,000,000
Net income (loss)				5,451,821			5,451,821		$ 4,361,457		$ 1,090,364
Ending Balance at Sep. 26, 2021	15,364,000	15,202,000	162,000	(35,367,825)		0	(35,368,825)		$ 0		$ 1,000
Ending Balance (in shares) at Sep. 26, 2021									0		10,000,000
Beginning Balance at Dec. 31, 2021	19,925,000	19,780,000	145,000	(53,066,678)	$ 0	0	(53,067,678)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2021					0				0		10,000,000
Net income (loss)				8,997,219	$ 0	0	8,997,219		$ 0		$ 0
Ending Balance at Mar. 31, 2022				(44,069,459)	$ 0	0	(44,070,459)		$ 0		$ 1,000
Ending Balance (in shares) at Mar. 31, 2022					0				0		10,000,000
Beginning Balance at Dec. 31, 2021	19,925,000	19,780,000	145,000	(53,066,678)	$ 0	0	(53,067,678)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2021					0				0		10,000,000
Net income (loss)	(57,186,000)	(57,186,000)	0	24,979,364	$ 21,655,622
Other comprehensive loss	(154,000)	0	(154,000)
Net contribution from Parent	79,922,000	79,922,000	0
Ending Balance at Sep. 25, 2022	42,507,000	42,516,000	(9,000)	451,999	$ 1,140	30,906,382	(30,455,523)		$ 0		$ 0
Ending Balance (in shares) at Sep. 25, 2022					11,402,888				0		0
Beginning Balance at Mar. 31, 2022				(44,069,459)	$ 0	0	(44,070,459)		$ 0		$ 1,000
Beginning Balance (in shares) at Mar. 31, 2022					0				0		10,000,000
Accretion for Class A ordinary shares to redemption amount				(574,581)			(574,581)
Net income (loss)				12,089,930			12,089,930
Ending Balance at Jun. 30, 2022				(32,554,110)	$ 0	0	(32,555,110)		$ 0		$ 1,000
Ending Balance (in shares) at Jun. 30, 2022					0				0		10,000,000
Beginning Balance at Jun. 25, 2022	37,891,000	37,840,000	51,000
Net income (loss)	(21,878,000)	(21,878,000)	0
Other comprehensive loss	(60,000)	0	(60,000)
Net contribution from Parent	26,554,000	26,554,000	0
Ending Balance at Sep. 25, 2022	42,507,000	42,516,000	(9,000)	451,999	$ 1,140	30,906,382	(30,455,523)		$ 0		$ 0
Ending Balance (in shares) at Sep. 25, 2022					11,402,888				0		0
Beginning Balance at Jun. 30, 2022				(32,554,110)	$ 0	0	(32,555,110)		$ 0		$ 1,000
Beginning Balance (in shares) at Jun. 30, 2022					0				0		10,000,000
Accretion for Class A ordinary shares to redemption amount				(1,792,628)			(1,792,628)
Class A ordinary shares no longer redeemable (in shares)									3,402,888
Class A ordinary shares no longer redeemable				30,906,522		30,906,182			$ 340
Net income (loss)				3,892,215	$ 568,473		3,892,215
Adjustment to capital structure due to domestication					$ 1,140	200			$ (340)		$ (1,000)
Adjustment to capital structure due to domestication (in shares)					11,402,888				(3,402,888)		(10,000,000)
Ending Balance at Sep. 25, 2022	$ 42,507,000	$ 42,516,000	$ (9,000)	$ 451,999	$ 1,140	$ 30,906,382	$ (30,455,523)		$ 0		$ 0
Ending Balance (in shares) at Sep. 25, 2022					11,402,888				0		0